Long-term receivables, investments and other (Long-term receivables, investments and other) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 CAD ($) lb kg	Dec. 31, 2024 CAD ($) lb kg
Long-term receivables, investments and other [Abstract]
Derivatives	$ 21,166	$ 103
Investment tax credits	97,186	96,199
Amounts receivable related to tax dispute	209,125	209,125
Income tax receivable	65,653	0
Product loan	288,294	288,294
Other	4,959	3,268
Total (current and non current portion)	686,383	596,989
Less current portion	(39,138)	(1,093)
Net	$ 647,245	$ 595,896
Required percent to remit or secure of cash taxes and transfer pricing penalties, plus related interest and instalment penalties assessed	50.00%
Uranium Concentrate [Member] | Orano Canada Inc [member]
Disclosure of products and services [line items]
Product loan quantity | lb	5,400,000
Repayment on loan receivable | lb	3,000,000	3,000,000
U3O8 [Member] | Orano Canada Inc [member]
Disclosure of products and services [line items]
Product loan maturity	December 31, 2028
Product loan quantity | lb	3,600,000	3,600,000
Undrawn Loan Receivables Quantity | lb	1,200,000
Undrawn Loan Maturity Date	December 31, 2027
Uranium conversion supply [Member] | Orano Canada Inc [member]
Disclosure of products and services [line items]
Product loan maturity	December 31, 2035
Product loan quantity | kg	1,148,200	1,148,200
Maximum quantity of raw materials | kg	1,148,200